Pension benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension benefits [Abstract]
Effect of formerly SFAS No. 158 on the consolidated balance sheet	Effect of formerly SFAS No. 158 on the consolidated balance sheet
(in US$ millions)	2011	2010

Non-current liabilities	15	23
Deferred tax	(4)	(6)
Shareholders equity	(11)	(16)

Annual pension cost
Annual pension cost

(in US$ millions)	2011	2010	2009

Benefits earned during the year	9	18	18
Interest cost on prior years' benefit obligation	5	9	9
Gross pension cost for the year	14	27	27
Expected return on plan assets	(5)	(8)	(7)
Administration charges	0	1	1
Net pension cost for the year	9	20	20
Social security cost	1	3	3
Amortization of actuarial gains/losses	(0)	(1)	(1)
Amortization of prior service cost
Amortization of net transition assets		3
Total net pension cost	10	19	23

The funded status of the defined benefit plan
The funded status of the defined benefit plan

(in US$ millions)	December 31, 2011	December 31, 2010
Projected benefit obligations	128	215
Plan assets at market value	(91)	(150)
Accrued pension liability exclusive social security	37	65
Social security related to pension obligations	6	10
Accrued pension liabilities	43	75

Change in benefit obligations
Change in benefit obligations

(in US$ millions)	2011	2010

Benefit obligations at beginning of year	215	171
Deconsolidation of Archer	(104)	-
Interest cost	5	9
Current service cost	9	18
Benefits paid	(2)	(3)
Change in unrecognized actuarial gain	8	23
Foreign currency translations	(4)	(1)
Other adjustments	-	(2)
Benefit obligations at end of year	128	215

Change in pension plan assets
Change in pension plan assets

(in US$ millions)	2011	2010

Fair value of plan assets at beginning of year	150	135
Deconsolidation of Archer	(60)	-
Estimated return	5	8
Contribution by employer	7	24
Administration charges	(0)	(1)
Benefits paid	(1)	(2)
Change in unrecognized actuarial loss	(8)	(13)
Foreign currency translations	(2)	(2)
Fair value of plan assets at end of year	91	150

Assumptions used in calculation of pension obligations
Assumptions used in calculation of pension obligations	2011	2010	2009

Rate of compensation increase at the end of year	4.00%	4.00%	4.25%
Discount rate at the end of year	3.90%	4.20%	5.40%
Prescribed pension index factor	1.10%	2.00%	2.50%
Expected return on plan assets for the year	4.80%	4.60%	5.60%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	3.75%	3.75%	4.00%
Expected annual early retirement from age 60/62:
Offshore personnel fixed installations		30.0%	30.0%
Offshore personnel Mobile units and onshore employees	50.0%	50.0%	50.0%

Weighted-average asset allocation of funds related to defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, was as follows:

Pension benefit plan assets	2011	2010

Equity securities	10.4%	15.6%
Debt securities	48.6%	49.1%
Real estate	18.0%	16.1%
Money market	21.7%	13.2%
Other	1.20%	6.00%
Total	100.0%	100.0%

Expected annual pension plan contributions under defined benefit plans
The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2012-2021. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2011 and include estimated future employee services.

(in US$ millions)	December 31 2011

2012	8
2013	8
2014	9
2015	10
2016	10
2017-2021	65
Total payments expected during the next 10 years	110